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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number: __________
   This Amendment (Check only one.): [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Investors, L.P.*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-06924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William E. Pappendick IV
Title: Managing Director of Brookside Capital Management, LLC, the general partner of Brookside Capital Investors, L.P.
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

/s/William E. Pappendick IV               Boston, MA               02/14/2013
---------------------------              -------------             ----------
        [Signature]                      [City, State]               [Date]

* The report on Form 13F for the period ended December 31, 2012 for Brookside Capital Investors, L.P. ("BCI-LP") is being filed by Brookside Capital Management, LLC, the general partner of BCI-LP.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number  Name
     --------------------  ----
     28-06625              Brookside Capital Management, LLC

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